UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08897
                                    ---------

         Sparrow Funds
--------------------------------------------------
(Exact name of registrant as specified in charter)

         225 S. Meramec Ave
--------------------------------------------------
         Suite 732 Tower
--------------------------------------------------
         St. Louis, MO                                        63105
-----------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN  46204
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  314-725-6161
                                                     ------------

Date of fiscal year end:   8/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

               ==============================================
                              SPARROW GROWTH FUND
               ==============================================








                                  ANNUAL REPORT

                                 AUGUST 31, 2004











                                  FUND ADVISOR:

                        SPARROW CAPITAL MANAGEMENT, INC.
                    225 SOUTH MERAMEC AVENUE, SUITE 732 TOWER
                            ST. LOUIS, MISSOURI 63105


                            TOLL FREE: (888) 727-3301

Management's Discussion & Analysis
----------------------------------



CLASS A SHARES*
                                AVERAGE ANNUAL TOTAL RETURNS
                             (FOR PERIODS ENDED AUGUST 31, 2004)

                                                               SINCE INCEPTION
                               1 YEAR           5 YEAR         OCTOBER 4, 1998
                              -------------------------------------------------
SPARROW GROWTH FUND, CLASS A    6.11%           -2.72%              2.63%

SPARROW GROWTH FUND, CLASS A
(SALES LOAD ADJUSTED)           0.00%           -3.87%              1.61%

S&P 500 INDEX**                11.43%           -2.07%              3.14%



CLASS C SHARES*
                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED AUGUST 31, 2004)

                                                        SINCE INCEPTION
                                        1 YEAR         NOVEMBER 9, 2000
                                    ---------------------------------------
SPARROW GROWTH FUND, CLASS C             5.29%              -7.71%

SPARROW GROWTH FUND, CLASS C
(CDSC ADJUSTED)                          2.66%              -7.71%

S&P 500 INDEX**                         11.43%              -4.52%

*In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75%. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 2.50% if redeemed within the first two years of purchase and an annual 12b-1 fee of 1.00%. Prior to May 1, 2003, the CDSC was a maximum of 1% if redeemed within the first year of purchase.

**The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. The Index returns do not reflect the deductions of expenses, which have been deducted from the Fund's returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

                       COMPARISON OF A $10,000 INVESTMENT
              IN SPARROW GROWTH FUND, CLASS A AND THE S&P 500 INDEX

                 Sparrow Growth Fund
                      Class A            S&P 500 Index
                      -------            -------------
                     ($10,986)             ($12,007)

       10/4/1998      9,425.07            10,000.00
       2/28/1999     12,629.59            12,421.59
       8/31/1999     12,610.74            13,331.15
       2/29/2000     14,618.28            13,878.71
       8/31/2000     16,908.58            15,505.49
       2/28/2001     12,270.00            12,741.35
       8/31/2001     10,816.48            11,725.92
       2/28/2002     10,750.41            11,528.80
       8/31/2002      9,872.63             9,615.84
       2/28/2003      8,315.29             8,915.06
       8/31/2003     10,353.99            10,775.25
       2/28/2004     11,420.54            12,345.98
       8/31/2004     10,986.37            12,006.92

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class A and the S&P 500 Index on October 4, 1998 (inception of the Fund) and held through August 31, 2004. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Fund's returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.


                       COMPARISON OF A $10,000 INVESTMENT
           IN THE SPARROW GROWTH FUND, CLASS C AND THE S&P 500 INDEX

              Sparrow Growth Fund
                   Class C             S&P 500 Index
                   -------             -------------
                  ($7,370)               ($8,383)

    11/9/2000     10,000.00             10,000.00
    2/28/2001      8,422.08              8,894.21
    8/31/2001      7,402.60              8,185.13
    2/28/2002      7,331.17              8,052.21
    8/31/2002      6,688.31              6,714.02
    2/28/2003      5,629.87              6,224.71
    8/31/2003      7,000.00              7,523.54
    2/28/2004      7,688.31              8,620.26
    8/31/2004      7,370.13              8,383.53


This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class C and the S&P 500 Index on November 9, 2000 (inception of the Class C shares) and held through August 31, 2004. The S&P 500

Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

The past year was a trying time for investors as they faced worries over the war in Iraq, heightened fears of world-wide terrorism, political uncertainties, and the likelihood of rising interest rates. Despite these worries, the stock market was still able to post a gain, and the Sparrow Growth Fund had a positive return, though it trailed the performance of its benchmark, the S&P 500. During this period, many lower quality, higher beta stocks rebounded strongly after suffering through the extended bear market for the past several years. The Fund's emphasis on higher quality stocks and those with lower risk, i.e. stocks with betas less than the market, caused it to under-perform during this period, but we believe the Fund's ownership in these types of stocks will prove to be the right strategy to generate more consistent returns with less risk for our fund shareholders in the future. For the 12-month period ended August 31, 2004, the total returns of the Sparrow Growth Fund Class A and Class C shares were 6.11% and 5.29%, respectively, while the S&P 500's total return for the same period was 11.43%. From inception (October 4, 1998) through August 31, 2004, the total return for the Sparrow Growth Fund Class A shares was 2.63 % and the S&P 500's total return for the same period was 3.14%. From inception (November 9, 2000) through August 31, 2004, the total return for the Sparrow Growth Fund Class C shares was -7.71% and the S&P 500's total return for the same period was -4.52%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Of course, the Fund's past performance is not necessarily an indication of future results.

Countrywide Financial Corp provided a nice boost to Fund performance over the past year. It has a strong management team, which has enabled the company to gain market share in the mortgage market. Through strong execution, the company was able to consistently beat earnings expectations over the past several quarters. Nike was another good performer for the Fund. Driven by strong sales in Europe and the Asia Pacific region, along with strong consumer demand in the United States, Nike demonstrated strong earnings growth in the past year. We continue to believe the company is well-positioned to capitalize on growing demand for sports-related products around the world. Another winner for the Fund in the past year was Nextel, a leading company in wireless telecom services. The company's focus on walkie-talkie services enabled it to set itself apart from many competitors. After rebounding strongly, we felt the stock was fairly valued, and was sold earlier this year. One of the Fund's biggest positions at the start of the year was Cisco Systems, and it delivered strong performance for the Fund from its initial purchase in the summer of 2002. However, our concerns over the company's option dilution expense, high valuation, and slowing earnings-per-share momentum caused us to exit our position earlier this year.

One of the Fund's biggest disappointments and a drag on performance was Forest Labs. Despite posting solid earnings growth, the stock was hurt by fears over slowing growth in its core depression market, along with fears of harsher regulation facing the pharmaceutical industry. The Fund continues to hold Forest Labs because we believe it is significantly undervalued, and we believe its above-average growth prospects are not fully reflected by today's stock price. Another disappointment in the Fund was Intel, as semiconductor stocks have been one of the worst performing segments in the market over the past several months. We think Intel remains an industry leader, with an extremely strong balance sheet, a world-class research effort, and a strong management team. We don't think these characteristics are being rewarded by investors today, and in our opinion, the stock remains undervalued. We continue to hold Intel, as we think the market will eventually reward this world-class company with a higher valuation.

The Fund's primary goal is to provide long-term capital appreciation for our shareholders. We seek to achieve this objective consistently across varying market conditions while attempting to control risk. What often can propel a market to new highs in the short run are excessive valuations in a few sectors, and it is in these areas where some investors will usually chase short-term performance. These investors invested in technology and Internet stocks in 1999 and early 2000, and we find that similar "momentum investing" is now underway in energy-related stocks. We think the best recipe to long-term success in the stock market is to not chase hot sectors, but to buy good businesses with strong earnings-per-share growth prospects at reasonable prices.

One area of concern for us in the past year has been option-related expenses. While we feel that employees should be fairly compensated and should have a vested interest in the ultimate success of their employer, we don't feel that employees should be overly compensated through excessive option grants at the expense of shareholders. As a result of our work in this area, we decided to sell a number of our positions earlier this year, where we felt option dilution was excessive.

We re-invested the proceeds into a number of higher quality companies, an area of the market which we continue to feel is undervalued, relative to their growth prospects. Some examples of higher quality companies that have been added to the Fund in recent months include Bank of America, Illinois Tool Works, McGraw Hill, Pepsico, Walgreen's, and Wal-Mart.

The market appears to have been stuck in a narrow trading range for most of this year. Though our crystal ball doesn't tell us exactly when the market might resume its upwards course, we feel confident that eventually stock prices will once again begin to rise reflecting our belief that the U.S. economy is sound and valuations in the market are reasonable. We feel our focus on higher quality companies selling at reasonable valuations will lead to better price performance in the future for our Fund as the market begins to recognize the values inherent in these types of stocks.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member NASD.

5

FUND HOLDINGS-(UNAUDITED)
-------------

SPARROW GROWTH FUND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004

                    [CHART OMITTED]

        LARGE-CAP        OTHER           SHORT TERM
        COMPANIES      COMPANIES         INVESTMENTS
        ---------      ---------         -----------
         56.62%         41.55%              1.83%

*Other companies consist of market capitalizations less than $10 billion.

Although the Fund may invest in stocks of all market capitalization ranges, the majority of the Fund's investments are in common stocks of large capitalization companies (over $10 billion). The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors.


ABOUT YOUR FUND'S EXPENSES- (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------- ---------------------------- -------------------------------- ---------------------
Sparrow Growth Fund Class A     Beginning Account Value            Ending Account              Expenses Paid
                                   February 29, 2004                    Value                  During Period*
                                                                   August 31, 2004            August 31, 2004
----------------------------- ---------------------------- -------------------------------- ---------------------
Actual                                 $1,000.00                       $961.98                     $10.98
(-3.80% return)
----------------------------- ---------------------------- -------------------------------- ---------------------
Hypothetical                           $1,000.00                      $1,013.67                    $11.27
(5% return before expenses)
----------------------------- ---------------------------- -------------------------------- ---------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

----------------------------- ---------------------------- -------------------------------- ---------------------
Sparrow Growth Fund Class C     Beginning Account Value            Ending Account              Expenses Paid
                                   February 29, 2004                    Value                  During Period*
                                                                   August 31, 2004            August 31, 2004
----------------------------- ---------------------------- -------------------------------- ---------------------
Actual                                 $1,000.00                       $958.61                     $13.39
(-4.14% return)
----------------------------- ---------------------------- -------------------------------- ---------------------
Hypothetical                           $1,000.00                      $1,011.19                    $13.75
(5% return before expenses)
----------------------------- ---------------------------- -------------------------------- ---------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004


COMMON STOCKS - 98.82%                                             SHARES            VALUE
                                                                 -----------    ----------------

ACCIDENT & HEALTH INSURANCE - 1.78%
Stancorp Financial Group, Inc.                                        1,700        $    123,250
                                                                                ----------------

AIR COND & WARM AIR HEATING EQUIP &
   COMM & INDL REFRIG EQUIP - 1.22%
Engineered Support Systems, Inc.                                      1,950              84,260
                                                                                ----------------

AIR TRANSPORTATION, SCHEDULED - 2.70%
Southwest Airlines Co.                                               12,600             186,732
                                                                                ----------------

AIRCRAFT ENGINES & ENGINE PARTS - 3.71%
United Technologies Corp.                                             2,730             256,374
                                                                                ----------------

AUTOMOBILE MANUFACTURE - 1.14%
Toyota Motor Corp (c)                                                 1,000              79,190
                                                                                ----------------

BEVERAGES - 2.10%
PepsiCo, Inc.                                                         2,900             145,000
                                                                                ----------------

BOOK: PUBLISHING OR PUBLISHING AND PRINTING - 2.19%
The McGraw-Hill Companies, Inc.                                       2,000             151,460
                                                                                ----------------

ELECTRIC SERVICES - 1.60%
Constellation Energy Group                                            2,700             110,970
                                                                                ----------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.36%
Medtronic, Inc.                                                       4,670             232,333
                                                                                ----------------

ELECTRONIC COMPUTERS - 4.63%
Dell, Inc. (a)                                                        9,200             320,528
                                                                                ----------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 3.44%
Federal National Mortgage Association (Fannie Mae)                    3,200             238,240
                                                                                ----------------

GAS & OTHER SERVICES COMBINED - 3.34%
Sempra Energy Corp.                                                   6,400             231,360
                                                                                ----------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.43%
Illinois Tool Works, Inc.                                             2,600             237,354
                                                                                ----------------

GOLD AND SILVER ORES - 1.57%
Anglogold Limited (c)                                                 3,050             108,275
                                                                                ----------------

HAZARDOUS WASTE MANAGEMENT - 1.70%
Stericycle, Inc. (a)                                                  2,490             117,478
                                                                                ----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.91%
Countrywide Financial Corp                                            3,720             132,246
                                                                                ----------------

See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004


COMMON STOCKS - 98.82% - CONTINUED                                 SHARES            VALUE
                                                                 -----------    ----------------

NATIONAL COMMERCIAL BANKS - 6.55%
Bank of America Corp.                                                 2,600           $ 116,948
Commerce Bancorp, Inc.                                                1,900              99,693
Marshall & Ilsley Corp.                                               5,900             236,472
                                                                                ----------------
                                                                                        453,113
                                                                                ----------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 1.66%
McClatchy Co- Class A                                                 1,600             114,720
                                                                                ----------------

OPERATIVE BUILDERS - 1.91%
Ryland Group, Inc.                                                    1,500             132,225
                                                                                ----------------

PHARMACEUTICAL PREPARATIONS - 5.25%
American Pharmaceutical Partners, Inc. (a)                            4,185             127,266
Forest Labs, Inc. (a)                                                 3,300             151,305
Perrigo Co.                                                           4,300              84,452
                                                                                ----------------
                                                                                        363,023
                                                                                ----------------

PRIMARY SMELTING AND REFINING OF NONFERROUS MATERIALS - 2.00%
Phelps Dodge Corp.                                                    1,700             138,652
                                                                                ----------------

PUBLIC BUILDING AND RELATED FURNITURE - 1.14%
Johnson Controls, Inc.                                                1,400              78,820
                                                                                ----------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.31%
Tractor Supply Co. (a)                                                2,600              90,532
                                                                                ----------------

RETAIL - DEPARTMENT STORES - 1.38%
Sears Roebuck & Co.                                                   2,500              95,700
                                                                                ----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.11%
Walgreen Co.                                                          4,000             145,800
                                                                                ----------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.60%
Bed Bath & Beyond, Inc. (a)                                           2,950             110,389
                                                                                ----------------

RETAIL - MISCELLANEOUS RETAIL - 1.31%
First Cash Financial Services, Inc. (a)                               4,695              90,332
                                                                                ----------------

RETAIL - RADIO TV & CONSUMER ELECTRONICS STORES - 3.03%
Best Buy Co., Inc.                                                    4,500             209,340
                                                                                ----------------

RETAIL - VARIETY STORES - 3.20%
Wal-Mart Stores, Inc.                                                 4,200             221,214
                                                                                ----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.74%
Washington Mutual, Inc.                                               4,880             189,490
                                                                                ----------------


See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004


COMMON STOCKS - 98.82% - CONTINUED                                     SHARES            VALUE
                                                                     -----------    ----------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.81%
Lehman Brothers Holdings, Inc.                                            2,630           $ 194,331
                                                                                    ----------------

SEMICONDUCTORS & RELATED DEVICES - 2.92%
Intel Corp.                                                               9,500             202,255
                                                                                    ----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.81%
Affiliated Computer Services, Inc. - Class A (a)                          2,300             124,959
                                                                                    ----------------

SERVICES - PHARMACY SERVICES - 1.48%
Express Scripts, Inc. (a)                                                 1,620             102,384
                                                                                    ----------------

SOFTWARE - 2.83%
SAP Aktiengesellschaft                                                    5,370             195,790
                                                                                    ----------------

STATE COMMERCIAL BANKS - 1.80%
UCBH Holdings, Inc.                                                       3,100             124,465
                                                                                    ----------------

SUGAR AND CONFECTIONARY PRODUCTS - 1.43%
John B. Sanfilippo & Son (a)                                              3,500              99,050
                                                                                    ----------------

TEXTILES & Apparel - 3.16%
Nike, Inc. - Class B                                                      2,900             218,399
                                                                                    ----------------

TITLE INSURANCE - 1.29%
The First American Financial Corp.                                        3,090              89,517
                                                                                    ----------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 3.00%
Sysco Corp.                                                               6,450             207,303
                                                                                    ----------------

WHOLESALE - MISC DURABLE GOODS - 1.28%
RC2 Corp. (a)                                                             2,800              88,508
                                                                                    ----------------

TOTAL COMMON STOCKS (COST $6,170,959)                                                     6,835,361
                                                                                    ----------------

MONEY MARKET SECURITIES - 1.83%
First American Government Obligations Fund - Class S, 0.79%, (b)        126,778             126,778
                                                                                    ----------------

TOTAL MONEY MARKET (COST $126,778)                                                          126,778
                                                                                    ----------------

TOTAL INVESTMENTS (COST $6,297,737) - 100.65%                                         $   6,962,139
                                                                                    ----------------

CASH AND OTHER ASSETS LESS LIABILITIES - (0.65)%                                            (45,351)
                                                                                    ----------------

TOTAL NET ASSETS - 100.00%                                                            $   6,916,788
                                                                                    ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.
(c) American Depositary Receipt.



See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004



ASSETS
Investments in securities, at value (cost $6,297,737)                           $ 6,962,139
Interest receivable                                                                      60
Dividends receivable                                                                  6,662
Due from Advisor                                                                        291
                                                                            ----------------
     TOTAL ASSETS                                                                 6,969,152
                                                                            ----------------

LIABILITIES
Accrued advisory fees                                                                 9,774
Accrued 12b-1 fees                                                                   42,590
                                                                            ----------------
     Total liabilities                                                               52,364
                                                                            ----------------

NET ASSETS                                                                      $ 6,916,788
                                                                            ================

NET ASSETS CONSIST OF:
Paid in capital                                                                   7,656,282
Accumulated net realized gain (loss) on investments                              (1,403,896)
Net unrealized appreciation (depreciation) on investments                           664,402
                                                                            ----------------

NET ASSETS                                                                      $ 6,916,788
                                                                            ================

NET ASSET VALUE
CLASS A:
Net asset value and redemption price per share ($6,690,245 / 574,899)               $ 11.64
                                                                            ================

Maximum offering price per Class A share ($11.64 / 94.25%)                          $ 12.35
                                                                            ================

CLASS C:
Net asset value and redemption price per share ($226,543 / 19,961)                  $ 11.35
                                                                            ================

Minimum redemption price per Class C share ($11.35 x 97.5%)                         $ 11.07
                                                                            ================

See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2004



INVESTMENT INCOME
Dividend income                                                                   $ 74,251
Interest income                                                                      1,030
                                                                          -----------------
  TOTAL INCOME                                                                      75,281
                                                                          -----------------

EXPENSES
Investment advisor fee                                                             126,608
12b-1 fee (Class A - $35,046; Class C - $2,256)                                     37,302
                                                                          -----------------
  TOTAL EXPENSES                                                                   163,910
                                                                          -----------------
NET INVESTMENT (LOSS)                                                              (88,629)
                                                                          -----------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                         764,446
Change in net unrealized (depreciation)
   on investment securities                                                       (327,233)
                                                                          -----------------
Net realized and unrealized (loss) on investment securities                        437,213
                                                                          -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 348,584
                                                                          =================


See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                  YEAR ENDED                 YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                AUG. 31, 2004             AUG. 31, 2003
                                                             ----------------------    -----------------------
OPERATIONS
  Net investment (loss)                                                  $ (88,629)                 $ (55,976)
  Net realized gain (loss) on investment securities                        764,446                   (103,303)
  Change in net unrealized appreciation / (depreciation)                  (327,233)                   406,553
                                                             ----------------------    -----------------------
  Net increase in net assets resulting from operations                     348,584                    247,274
                                                             ----------------------    -----------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
     Class A                                                             1,627,106                  1,586,292
     Class C                                                                69,469                    133,516
  Amount paid for shares repurchased
     Class A                                                            (1,209,156)                  (576,431)
     Class C                                                               (52,543)                  (328,784)
                                                             ----------------------    -----------------------
  Net increase in net assets resulting
     from share transactions                                               434,876                    814,593
                                                             ----------------------    -----------------------
TOTAL INCREASE IN NET ASSETS                                               783,460                  1,061,867
                                                             ----------------------    -----------------------

NET ASSETS
  Beginning of period                                                    6,133,328                  5,071,461
                                                             ----------------------    -----------------------

  End of period                                                        $ 6,916,788                $ 6,133,328
                                                             ======================    =======================
(including accumulated undistributed net investment
  income at $0 and $0, respectively)

CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold                                                              137,123                    159,238
  Shares issued in reinvestment of distributions                                 -                          -
  Shares repurchased                                                      (102,975)                   (64,491)
                                                             ----------------------    -----------------------

  Net increase from capital transactions                                    34,148                     94,747
                                                             ======================    =======================

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold                                                                5,891                     13,479
  Shares issued in reinvestment of distributions                                 -                          -
  Shares repurchased                                                        (4,666)                   (34,140)
                                                             ----------------------    -----------------------

  Net increase (decrease) from capital transactions                          1,225                    (20,661)
                                                             ======================    =======================


See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND - CLASS A
FINANCIAL HIGHLIGHTS


                                              YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                              AUGUST 31,    AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,
                                                 2004          2003           2002           2001            2000
                                             ------------- -------------- -------------  -------------- ---------------

SELECTED PER SHARE DATA
Net asset value, beginning of period              $ 10.97        $ 10.46       $ 11.46         $ 17.94         $ 13.38
                                             ------------- -------------- -------------  -------------- ---------------
Income from investment operations
  Net investment income (loss)                      (0.14)         (0.11)        (0.09)          (0.18)          (0.30)
  Net realized and unrealized gain (loss)            0.81           0.62         (0.91)          (6.28)           4.86
                                             ------------- -------------- -------------  -------------- ---------------
Total from investment operations                     0.67           0.51         (1.00)          (6.46)           4.56
                                             ------------- -------------- -------------  -------------- ---------------
Less Distributions to shareholders:
  From net investment income                            -              -             -               -               -
  From net realized gain                                -              -             -           (0.02)              -
                                             ------------- -------------- -------------  -------------- ---------------
Total distributions                                     -              -             -           (0.02)              -
                                             ------------- -------------- -------------  -------------- ---------------

Net asset value, end of period                    $ 11.64        $ 10.97       $ 10.46         $ 11.46         $ 17.94
                                             ============= ============== =============  ============== ===============

TOTAL RETURN                                        6.11%          4.88%         (8.73)%        (36.03)%        34.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                   $ 6,690        $ 5,931       $ 4,666          $6,468          $8,646
Ratio of expenses to average net assets             2.25%          2.29%         2.21%           2.31%           2.50%
Ratio of net investment income to
   average net assets                              (2.00)%         (1.12)%      (0.81)%        (1.31)%         (2.00)%
Portfolio turnover rate                             78.12%         164.65%      218.18%        144.44%         117.57%

See accompanying notes which are an integral part of the financial statements.

SPARROW GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS


                                                              YEAR ENDED       YEAR ENDED      YEAR ENDED   PERIOD ENDED
                                                              AUGUST 31,       AUGUST 31,      AUGUST 31,   AUGUST 31,
                                                                 2004             2003           2002          2001     (a)
                                                            ---------------  ---------------  -----------  -------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                               $ 10.78          $ 10.30      $ 11.40        $ 15.40
                                                            ---------------  ---------------  -----------  -------------
Income from investment operations
  Net investment income (loss)                                       (0.13)           (0.20)       (0.10)         (0.17)
  Net realized and unrealized gain (loss)                             0.70             0.68        (1.00)         (3.83)
                                                            ---------------  ---------------  -----------  -------------
Total from investment operations                                      0.57             0.48        (1.10)         (4.00)
                                                            ---------------  ---------------  -----------  -------------
Less Distributions to shareholders:
  From net investment income                                             -                -            -              -
  From net realized gain                                                 -                -            -              -
                                                            ---------------  ---------------  -----------  -------------
Total distributions                                                      -                -            -              -
                                                            ---------------  ---------------  -----------  -------------

Net asset value, end of period                                     $ 11.35          $ 10.78      $ 10.30        $ 11.40
                                                            ===============  ===============  ===========  =============

TOTAL RETURN                                                         5.29%            4.66%       -9.65%        -25.97% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $  227           $  202       $  406         $  316
Ratio of expenses to average net assets                              2.75%            2.72%        2.75%          2.72% (c)
Ratio of net investment income to
   average net assets                                              (2.00)%          (2.11)%      (0.98)%        (1.66)% (c)
Portfolio turnover rate                                             78.12%          164.65%      218.18%        144.44%

(a)  For the period November 9, 2000 (Commencement of Operations) through August 31, 2001.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                               SPARROW GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004

NOTE 1.  ORGANIZATION

The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Distributions are recorded on the ex-date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended August 31, 2004, a net investment loss of $88,629 was reclassed to paid-in-capital.

Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within eighteen months of purchase. With respect to Class C Shares, there is no initial sales charge. However, Class C Shares are subject to a CDSC of 2.50% based on the lower of the shares' cost or current NAV, if the shares are redeemed within two years of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

                               SPARROW GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses - The method used to allocate income, expenses, realized and unrealized gains and losses for each class is based on the average value of the Fund's daily net assets.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Sparrow Capital Management, Inc. to manage the Fund's investments. The President of the Advisor is a trustee of the Fund.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A and Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the year ended August 31, 2004 the Advisor received a fee of $126,608 from the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including 0.25% shareholder services fee only for Class C. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plans. Each Plan is designed to promote the sale of shares of the Fund. For the fiscal year ended August 31, 2004, Class A incurred 12b-1 expenses of $35,046 and Class C incurred 12b-1 expenses of $2,256 and are payable to the Advisor.

NOTE 4.  INVESTMENT TRANSACTIONS

For the year ended August 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

                               SPARROW GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2004 - CONTINUED

NOTE 4.  INVESTMENT TRANSACTIONS - CONTINUED

Purchases
     U.S. Government Obligations           $        -
     Other                                  6,926,297
Sales
     U.S. Government Obligations           $        -
     Other                                  4,570,499

As of August 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation             $ 907,955
Gross (Depreciation)            (250,115)
                          ---------------
Net Appreciation
on Investments                 $ 657,840
                          ===============

At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $6,304,299. The difference between book cost and tax cost represents a deferral of losses on wash sales in the amount of $6,562.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2004, no person beneficially owned 25% or more of Class A or Class C shares of the Fund.

The Advisor, the Distributor and Sun Security Bank (the "Bank") have entered into an agreement whereby advance commissions received by the Distributor are paid to the Bank on behalf of the Advisor. For the year ended August 31, 2004 the Distributor paid advance commissions of $0 to the Bank. The Advisor has reimbursed the Distributor for this amount.

NOTE 7 - CAPITAL LOSS CARRYFORWARDS

At August 31,  2004,  the Fund has capital  loss  carryforwards  of  $1,387,186:
$312,937 expires in 2009, $441,171 expires in 2010 and $633,078 expires in 2011.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

There were no capital gain or income distributions for the years ended 2003 and 2004.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                               SPARROW GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2004 - CONTINUED


NOTE 8. DISTRIBUTION TO SHAREHOLDERS - CONTINUED

Undistributed ordinary income/(accumulated losses)               $        -
Undistributed long-term capital gain/(accumulated losses)        (1,397,334)
Unrealized appreciation/(depreciation)                              657,840
                                                             ---------------
                                                                 $ (739,494)
                                                             ===============

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 9. CHANGE OF AUDITORS

On January 26, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The selection of Cohen was approved by the Board of Trustees and separately by the Audit Committee of the Trust.

McCurdy's report on the Fund's financial statements for the fiscal years ended August 31, 2002 and 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the two year period ended August 31, 2003, and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To The Shareholders and
Board of Trustees
Sparrow Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Sparrow Growth Fund as of August 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended August 31, 2003 and the financial highlights for the periods indicated prior to August 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sparrow Growth Fund as of August 31, 2004, the results of its operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy, Ltd.

Cohen McCurdy, Ltd.
Westlake, Ohio  44145
October 22, 2004

           TRUSTEES AND OFFICERS - (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Fund's Statement of Additional Information contains additional information about Fund Trustees and is available, without charge, upon request by calling 1-888-727-3301.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------------------------------------------------------------------------------
Name, Address, and Age         Position(s) Term of Office Principal Occupation(s)During      Number of          Other
                               Held with    and Length of         Past 5 Years             Portfolios in    Directorships
                                 Fund       Time Served                                    Fund Complex        Held by
                                                                                           Overseen by         Director
                                                                                             Director
--------------------------------------------------------------------------------------------------------------------------
Gerald R. Sparrow                Trustee,     Indefinite   Director, President, Secretary and     1              None
225 S. Meramec Avenue, #732     President,      Term;      Treasurer of Sparrow Capital
St. Louis, MO 63105             Secretary,  served 4 yrs.  Management Incorporated;
                                   and                     President of Buford Dickson
Year of Birth: 1959             Treasurer                  Harper Sparrow, an advisory
                                                           company; General partner of
                                                           Sparrow Fund L.P., an
                                                           advisory company.
--------------------------------------------------------------------------------------------------------------------------

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------------------------------------------------
  Name, Address, and Age       Position(s) Term of Office Principal Occupation(s)During     Number of           Other
                               Held with    and Length of         Past 5 Years            Portfolios in     Directorships
                                 Fund       Time Served                                    Fund Complex        Held by
                                                                                           Overseen by         Director
                                                                                            Director
--------------------------------------------------------------------------------------------------------------------------
Richard Priest                   Trustee      Indefinite   Retired                                1          Southside
132 N. Newstead                                 Term;                                                       Day Nursery
St. Louis, MO 63108                           Since 2003

Year of Birth: 1931
--------------------------------------------------------------------------------------------------------------------------
Donald D. Woodruff               Trustee      Indefinite   President of Robinson, Inc. a          1            None
2526 Woodson Road                               Term;      retail (sales of hearing aids)
St. Louis, MO 63114                         served 4 yrs.  company from June 1992
                                                           through present.
Year of Birth: 1956
--------------------------------------------------------------------------------------------------------------------------

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Fund at (888) 727-3301; and (2) on the SEC's website at www.sec.gov.


TRUSTEES
Gerald R. Sparrow
Richard N. Priest
Donald D. Woodruff

OFFICER
Gerald R. Sparrow, President, Secretary and Treasurer

INVESTMENT ADVISOR
Sparrow Capital Management, Inc.
225 S. Meramec Ave., #732
St. Louis, MO  63105

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO  63101

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c)      Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d)      Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Richard Priest is an audit committee financial expert. Mr. Priest is independent for purposes of this
Item 3.

A financial expert may have acquired the required attributes of an "audit committee financial expert" through:

     (1) Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;
     (2) Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------

         FY 2004           $ 9,350
         FY 2003           $ 10,162

(b)      AUDIT-RELATED FEES
         ------------------

                         Registrant                                  Adviser

         FY 2004           $ 185                                       $0
         FY 2003           $ 470                                       $0

         Nature of the fees:        consents, N-SAR letter

(c)      TAX FEES
         --------

                         Registrant                                  Adviser

         FY 2004           $ 650                                       $0
         FY 2003           $ 650                                       $0

         Nature of the fees:        preparation of 1120 RICs

(d)      ALL OTHER FEES
         --------------

                         Registrant                                  Adviser

         FY 2004           $ 0                                         $0
         FY 2003           $ 0                                         $0

         Nature of the fees:

(e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                  ---------------------------------------

               For services by the independent auditor engaged after May 6, 2003, the Committee will: (a) pre-approve all audit and non-audit services provided to the Fund by the independent auditors, or (b) establish policies and procedures for the pre-approval of audit and non-audit services provided that the policies and procedures are detailed as to the particular service, the Committee is informed of each service, and such policies and procedures do not include delegation of the Committee's responsibilities to management. The Committee also must follow this pre-approval process for the auditor's engagements for non-audit services with the Fund's investment adviser (including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. This requirement of pre-approval for services of the independent auditor may only be waived to the extent allowed by the Investment Company Act of 1940 or the Exchange Act of 1934, or any rules promulgated thereunder.

         (2)      PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                  -------------------------------------------------------

                                          Registrant               Adviser

                  Audit-Related Fees:       100 %                   0%
                  Tax Fees:                 100 %                   0%
                  All Other Fees:           N/A                     0%


     (f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          Registrant                                Adviser

         FY 2004           $ 835                                    $0
         FY 2003           $ 1,120                                  $0

     (h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 12th, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Sparrow Funds
            ------------------------------------

By (Signature and Title)
* /s/ Gerald Sparrow
  -----------------------------------------------
         Gerald Sparrow, President

Date November 9, 2004
    ---------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*  /s/ Gerald Sparrow
  -----------------------------------------------
         Gerald Sparrow, President

Date  November 9, 2004
    ---------------------------------------------

By (Signature and Title)
*   /s/ Gerald Sparrow
   ----------------------------------------------
         Gerald Sparrow, Treasurer

Date November 9, 2004
    ---------------------------------------------